Share-Based Payment Transactions (Details 2) - $ / shares	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Share-based Payment Arrangement [Abstract]
Stock options, Outstanding at beginning of year	1,437,400	1,490,423	737,028
Stock options, Grants	1,240,000		970,000
Stock options, Forfeited/expired	(4,000)	(53,023)	(216,605)
Stock options, Outstanding at end of year	2,673,400	1,437,400	1,490,423
Stock options, Exercisable at end of year	1,134,653	736,155	451,266
Weighted average exercise price, Outstanding at beginning of year	$ 1.20	$ 1.35	$ 2.63
Weighted average exercise price, Grants	0.44		0.75
Weighted average exercise price, Forfeited/expired	5.98	7.53	4.26
Weighted average exercise price, Outstanding at end of year	0.89	1.20	1.35
Weighted average exercise price, Exercisable at end of year	$ 1.39	$ 2.41	$ 2.41